AFL - CIO HOUSING INVESTMENT TRUST February 7, 2019 Construction Business Group Winter Conference AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

▪ A nearly $5.9 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated by federal securities laws administered by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to seek: • a higher income, • a superior credit profile, and • a similar interest rate risk compared to the benchmark. AFL - CIO Housing Investment Trust 1 As of December 31, 2018, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

364Taft - Hartley pension plans/labor organizations ▪ $4.39 billion in net assets ▪ 75% total net assets ▪ 278 building trades funds and 86 industrial and service funds; ▪ 42 of these are Health & Welfare plans 12 public employee plans ▪ $1.50 billion in net assets ▪ 25% total net assets AFL - CIO Housing Investment Trust 2 As of December 31, 2018

AFL - CIO Housing Investment Trust 3 OBJECTIVE: Generate competitive risk - adjusted fixed - income total returns while encouraging the construction of housing, including affordable and workforce housing, and facilitating employment for the union members in the construction trades and related industries. STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index (Barclays Aggregate) . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Has expertise in government/agency multifamily MBS. – Directly sources construction - related multifamily MBS. – Focuses on construction - related multifamily MBS can provide a yield advantage. – Substitutes prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark, which can help make the HIT a better source of diversification than other core fixed - income strategies.

AFL - CIO Housing Investment Trust 4 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the fourth quarter, 1 - , 3 - , 5 - and 10 - year periods ending December 31 , 2018 . Barclays Aggregate AAA Component has comparable credit risk and duration to the HIT . HIT’s gross and net returns exceeded the AAA Component for the 3 - , 5 - and 10 - year periods ending December 31 , 2018 , showing the value of HIT’s overweight to multifamily MBS . 0.58% 2.16% 2.91% 3.86% 0.16% 1.75% 2.48% 3.42% 0.01% 2.06% 2.52% 3.48% 0.93% 1.57% 2.22% 2.74% -2.5% -1.5% -0.5% 0.5% 1.5% 2.5% 3.5% 4.5% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of December 31, 2018 As of December 31, 2018, unless otherwise denoted

Cycle of Sustainable Investment



Union pension funds invest in HIT
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HIT finances development projects through guaranteed securities
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The HIT Investment Cycle
Construction securities help provide competitive returns
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Construction projects generate good union jobs
Union workers contribute to pension funds
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The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

AFL-CIO Housing Investment Trust

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▪ Invested $11.4 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states and D.C. ; $19.4 billion of total development ▪ Created $29.4 billion in total economic activity • $11.6 billion in total salaries and benefits, with $5.8 billion for construction workers • $1.2 billion in local tax revenues and $2.4 billion in federal revenues ▪ Utilized 100% union labor ▪ Generated 169.2 million hours of union construction work ▪ Created 180,870 total jobs across all industries in the U.S. ▪ Financed the preservation of 110,460 housing units ; 66% affordable/workforce housing AFL - CIO Housing Investment Trust 6 Features of the HIT: 30 + Years of Impact Investing* *Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output m odel based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of December 3 1, 2018 and in 2017 dollars. As of December 31, 2018

AFL - CIO Housing Investment Trust 7 Successful history focusing on multifamily investment initiatives including the MidWest@Work Strategy. • Spur economic development in the industrial Midwest. • Investing throughout the Midwest states that border the Great Lakes, from Upstate New York to Minnesota. Investments in Select Midwest Cities Since Inception (1984 - 2018) Cities Chicago Area St. Louis Area Twin Cities Area # of Projects 50 32 61 HIT Investment ($) $639 million $575 million $942 million Total Dev. Cost ($) $1.5 billion $946 million $1.5 billion Union Construction Hours* 17.5 million 13.5 million 15.3 million Housing Units 11,725 5,065 8,910 Total Economic Impact* $2.7 billion $2.1 billion $ 2.9 billion * Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of D ece mber 31, 2018. As of December 31, 2018

AFL - CIO Housing Investment Trust 8 Impacts of MidWest@Work : Projected vs. Actual Impacts to Date* Projected 2016 - 2023 Actual 2016 - 2018 Total Number of Projects 90 30 Total Investment $1.2B $0.6B Total Development Investment $2.1B $1.1B Total Economic Impact $3.8B $2.3B Total Jobs Created 25,150 13,300 Union Construction Jobs Created 9,720 5,470 Total Income Generated $1.4B $0.9B Total Tax Revenue Generated (Local, State, and Federal) $0.4B $0.2B *Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output m odel based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of D ece mber 31, 2018. In 2017 dollars. As of December 31, 2018

▪ Investment staff sources multifamily mortgage investment opportunities nationwide. Mortgage loans are typically made through third - party mortgage lenders. HIT purchases credit - enhanced securities backed by the mortgage loans. ▪ The HIT differs from most bond funds by originating many of the loans that become the basis for the mortgage - backed securities (“MBS”) in which the HIT invests. This strategy allows the HIT to be competitive by offering one or more of the following in negotiations with borrowers: • Competitive pricing . By originating its own deals, the HIT can be more competitive in pricing and avoid “middle - men” charges associated with buying MBS on the secondary market. • Early rate lock. On a deal - specific basis, with agreement on union labor policies, the HIT can provide a rate lock in advance of firm commitment. • Forward commitment. The HIT can combine construction financing with a forward commitment to provide long - term permanent financing at an advantageous rate. • Flexible pre - payment options. On a deal - specific basis, the HIT can negotiate pre - payment terms to allow borrowers greater flexibility in refinancing or sale and enhance yield to the investment. • Bond funding on a draw - down basis. For state housing finance agency deals involving bond financing, this allows the borrower to reduce the negative arbitrage that would result if the bond were fully funded at closing since, for construction projects, not all proceeds are needed right away. (FHA construction financing is also funded on a draw - down basis, as is typical for construction loans.) • Sophistication in non - traditional markets. HIT staff has expertise and relationships in markets poorly served by traditional lending sources. • In addition, by originating its own deals, the HIT can ensure that its union labor policies are implemented in loan documentation. AFL - CIO Housing Investment Trust 9 Multifamily Investment

AFL - CIO Housing Investment Trust 10 Kenmore Plaza Apartments Chicago, IL The Moderne Milwaukee, WI The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Liquid Investment ▪ Diversification ▪ Impact Investing ▪ Union Construction Jobs ▪ Affordable Housing 333 on the Park St. Paul, MN The Penfield St. Paul

AFL - CIO Housing Investment Trust 11 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Paul Sommers, Midwest Regional Director psommers@aflcio - hit.com 937 - 604 - 9681 As of December 31, 2018, unless otherwise denoted